Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade accounts receivable	$ 425,216	$ 368,922
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	175,000,000	175,000,000
Common stock, shares issued	97,043,750	96,639,920
Common stock, shares outstanding	97,043,750	96,639,920
Treasury shares, shares outstanding	40,000	40,000
Receivables Credit Facility
Long term debt portion associated with securitization facility	$ 308,849	$ 269,273
Receivables Credit Facility
Trade accounts receivable	$ 425,200